Performance Management - Goldman Sachs Global Managed Beta Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table below provide an indication of the risks of investing in the Fund by showing (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a regulatorily required broad-based securities market index (MSCI ACWI IMI Index (Net, USD, Unhedged)) (the “Regulatory Benchmark”) and the MSCI ACWI IMI (Net, USD, 50% Non‑US Developed Hedged to USD) (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 11 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the phone number on the back cover of the Prospectus.
Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a regulatorily required broad-based securities market index (MSCI ACWI IMI Index (Net, USD, Unhedged)) (the “Regulatory Benchmark”) and the MSCI ACWI IMI (Net, USD, 50% Non‑US Developed Hedged to USD) (the “Performance Benchmark”).
Performance One Year or Less [Text]	Because Investor Class Shares have not had returns for a full calendar year as of the date of this Prospectus,
Performance Additional Market Index [Text]	The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Because Investor Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for the Institutional Shares of the Fund (which are not offered in this Prospectus). Investor Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Investor Shares are expected to have lower annual returns than Institutional Shares because the expenses of Investor Shares are expected to be higher than the expenses of Institutional Shares.
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL)*
Bar Chart Closing [Text Block]

	Returns	Quarter ended

Year‑to‑Date Return	–2.27%	March 31, 2026

During the periods shown in the chart above:	Returns	Quarter ended

Best Quarter Return	19.07%	June 30, 2020

Worst Quarter Return	–19.49%	March 31, 2020

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year‑to‑Date Return
Bar Chart, Year to Date Return	(2.27%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	19.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(19.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020